Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2022
Trading Account Gains And Losses [Abstract]
Net Trading Gains and Losses	Net trading gains (losses) for the fiscal years ended March 31, 2020, 2021 and 2022 are comprised of the following:

	2020	2021	2022

	(in millions of yen)
Trading account gains (losses)—net:

Trading securities	267,514	274,762	(1,230,330)
Derivative contracts:
Interest rate contracts	388,289	(27,893)	(130,312)
Foreign exchange contracts (1)	(111,920)	115,181	145,979
Equity-related contracts	217,744	(209,488)	728,226
Credit-related contracts (2)	5,208	(55,646)	(13,272)
Other contracts	(21,143)	23,680	7,762

Total	745,692	120,596	(491,947)
Foreign exchange gains (losses)—net (3)	44,345	89,267	91,611

Net trading gains (losses)	790,037	209,863	(400,336)

Notes:
(1)	Amounts include gains and losses on currency swaps.
(2)
Amounts do not include the net gains (losses) of ¥2,838 million, ¥(2,956) million and ¥(605) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2020, 2021 and 2022, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).

(3)
Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.